UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-677-5341

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA     November 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $106,869 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMAX INC                    COM              00826A109     1792    75000 SH       DEFINED                          75000
ALLOS THERAPEUTICS INC         COM              019777101     3685   508291 SH       DEFINED                         508291
ALPHATEC HOLDINGS INC          COM              02081G102     2685   583605 SH       DEFINED                         583605
ARDEA BIOSCIENCES INC          COM              03969P107     1197    65350 SH       DEFINED                          65350
ARIAD PHARMACEUTICALS INC      COM              04033A100     1897   858200 SH       DEFINED                         858200
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     1295    71600 SH CALL  DEFINED                          71600
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     2661   147200 SH       DEFINED                         147200
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     4715   147318 SH       DEFINED                         147318
CARDIOVASCULAR SYS INC DEL     COM              141619106      171    23554 SH       DEFINED                          23554
CYPRESS BIOSCIENCES INC        COM PAR $.02     232674507     2019   247144 SH       DEFINED                         247144
ENTEROMEDICS INC               COM              29365M109      767   160200 SH       DEFINED                         160200
GENZYME CORP                   COM              372917104     2610    46000 SH CALL  DEFINED                          46000
HEARTWARE INTL INC             COM              422368100      202   238659 SH       DEFINED                         238659
HEARTWARE INTL INC             COM              422368100     5000   227273 SH       DEFINED                         227273
ILLUMINA INC                   COM              452327109     1997    47000 SH       DEFINED                          47000
INCYTE CORP                    COM              45337C102     8363  1239023 SH       DEFINED                        1239023
ISHARES TR INDEX               RUSSELL 2000     464287655     6626   110000 SH PUT   DEFINED                         110000
LEMAITRE VASCULAR INC          COM              525558201     2401   586957 SH       DEFINED                         586957
MASIMO CORP                    COM              574795100     4253   162330 SH       DEFINED                         162330
MICROMET INC                   COM              59509C105     1773   266150 SH       DEFINED                         266150
MICRUS ENDOVASCULAR CORP       COM              59518V102     2063   159284 SH       DEFINED                         159284
NEKTAR THERAPEUTICS            COM              640268108     3631   372800 SH       DEFINED                         372800
ORTHOFIX INTL N V              COM              N6748L102     9121   310350 SH       DEFINED                         310350
PHARMATHENE INC                COM              71714G102     2248   552302 SH       DEFINED                         552302
ROCKWELL MEDICAL TECH          COM              774374102      502    64516 SH       DEFINED                          64516
SAVIENT PHARMACEUTICALS INC    CALL             80517Q900      760    50000 SH CALL  DEFINED                          50000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     2953   194299 SH       DEFINED                         194299
STRYKER CORP                   COM              863667101     1363    30000 SH       DEFINED                          30000
THORATEC CORP                  COM NEW          885175307     7465   246627 SH       DEFINED                         246627
TOMOTHERAPY INC                COM              890088107     1498   345872 SH       DEFINED                         345872
VIVUS INC                      COM              928551100     1354   130000 SH PUT   DEFINED                         130000
WRIGHT MED GROUP INC           COM              98235T107     8975   502500 SH CALL  DEFINED                         502500
WRIGHT MED GROUP INC           COM              98235T107     2755   154239 SH       DEFINED                         154239
ZIMMER HLDGS INC               COM              98956P102     6072   113600 SH       DEFINED                         113600